Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt

Note 5. Debt

Secured Revolving Credit Facilities

$100 Million Credit Facility - In September 2012, the Spirit Operating Partnership entered into a secured revolving credit facility (the “Credit Facility”) allowing borrowings of up to $100.0 million and providing for a maximum additional loan commitment of $50.0 million, subject to the satisfaction of specified requirements and obtaining additional commitments from lenders. The amount available to borrow under the Credit Facility, and the Company’s ability to request issuances of letters of credit, will be subject to the Spirit Operating Partnership’s maintenance of a minimum ratio of the total value of the unencumbered properties to the outstanding Credit Facility obligations of 1.75:1.00. As of June 30, 2013, no borrowings were outstanding under the Credit Facility and $100.0 million was available.

The initial term of the Credit Facility expires on September 25, 2015 and may be extended for an additional 12 months, subject to the satisfaction of specified requirements. The Credit Facility bears interest, at the Company’s option, of either (i) the “Alternate Base Rate” (as defined in the credit agreement) plus 2.50% to 3.50%; or (ii) LIBOR plus 3.50% to 4.50%, depending on our leverage ratio. The Company is also required to pay a quarterly fee on the unused portion of the Credit Facility at a rate of between 0.30% and 0.40% per annum, based on percentage thresholds for the average daily unused balance during a fiscal quarter. For the three and six months ended June 30, 2013, the Company paid non-utilization fees of $0.1 million and $0.2 million, respectively.

As a result of entering into the Credit Facility, the Company incurred costs of $2.3 million which have been deferred and are included in deferred costs and other assets, net on the accompanying condensed consolidated balance sheets. These costs are being amortized to interest expense over the remaining initial term of the Credit Facility.

The Company’s ability to borrow under the Credit Facility is subject to the Spirit Operating Partnership’s ongoing compliance with a number of customary financial covenants. The Spirit Operating Partnership was in compliance with all financial covenants on the Credit Facility for the first quarter in 2013. Although the Spirit Operating Partnership continued to adhere to its obligations under the Credit Facility during the second quarter of 2013, the Credit Facility was replaced by the New Credit Facility prior to the due date of the second quarter compliance certificate (see Note 15).

Line of Credit - In March 2013, a special purpose entity owned by the Company entered into a $25.0 million secured revolving credit facility (“Line of Credit”). During the second quarter of 2013, the availability under the line was increased to $40.0 million. Advances under the Line of Credit are to be used to purchase or refinance commercial real estate properties. The initial term of the Line of Credit expires in March 2016, and each advance under the Line of Credit has a 24 month term. The interest rate is determined on the date of each advance and is the greater of (i) the stated prime rate plus 0.5% or (ii) the floor rate equal to 4.0%. The interest rate with respect to each advance shall reset on the annual anniversary date of each advance, and is subject to the same terms as above. As of June 30, 2013, $26.5 million was outstanding under the Line of Credit at a weighted average interest rate of 4.00% under three separate advances. The special purpose entity was in compliance with all financial covenants associated with the Line of Credit as of June 30, 2013.

Mortgages and Notes Payable

The Company’s mortgages and notes payable are summarized below:

	2013 Effective Interest Rates (a)	June 30, 2013	December 31, 2012
		(In Thousands)
Net-lease mortgage notes payable:
Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020	6.51%	$105,800	$111,831
Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020	6.62	258,300	258,300
Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021	6.65	241,848	245,614
Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022	6.57	318,661	321,650
Secured fixed-rate amortizing mortgage notes payable:
5.90% notes, balloons due 2012 (b)	—	—	7,755
5.40% notes, balloons due 2014	7.41	30,809	31,165
5.26%–5.62% notes, balloons due 2015	6.95 - 7.34	101,624	102,766
5.04%–8.39% notes, balloons due 2016	6.27 - 9.72	38,278	38,652
6.59% notes, balloons due 2016	7.07 - 7.28	559,886	564,669
5.85% note, balloon due 2017	7.22	52,998	53,414
6.17% note, balloon due 2017	7.14	142,620	143,647
6.64% note, balloon due 2017	7.49	21,432	21,595
3.90% note, balloon due 2018	4.14	24,800	—
4.39% note, balloon due 2018	4.73	10,340	—
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloons due 2016 (c)(d)	4.65 - 5.20	16,685	16,851
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017 (c)(d)	5.22	10,124	11,181
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017 (d)	5.90	21,275	21,428
Unsecured fixed-rate promissory note, 7.00%, due 2021	10.04	1,508	1,571

		1,956,988	1,952,089
Unamortized debt discount		(51,282)	(57,211)

Total mortgages and notes payable, net		$1,905,706	$1,894,878

(a)	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of June 30, 2013.
(b)

This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender provided the special purpose entity a notice of default and subsequently foreclosed on the property in April 2013. Following the notice of foreclosure, the Company surrendered the property and extinguished the outstanding note balance totaling $7.9 million. Prior to the foreclosure, the default interest rate on the note was 9.90%, and related accrued interest was added to the balance of the note.

(c)	Maturity dates assume exercise of the Company’s two one-year extension options under the note agreements.
(d)	Variable-rate notes are hedged with interest rate swaps (see Note 6).

As of June 30, 2013, scheduled debt maturities of the Company’s line of credit, mortgages and notes payable, including balloon payments, during the next five years and thereafter are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total
Remainder of 2013	$22,360	$—	$22,360
2014	46,978	29,761	76,739
2015	47,658	121,930	169,588
2016	40,969	580,671	621,640
2017	34,825	232,573	267,398
Thereafter	115,992	709,763	825,755

	$308,782	$1,674,698	$1,983,480

Balloon payments subsequent to 2017 are as follows: $34.2 million due in 2018, $258.3 million due in 2020, $167.5 million due in 2021, and $249.7 million due in 2022.

The following table summarizes interest expense on the related borrowings (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense – Term Note payable	$—	$6,968	$—	$13,715
Interest expense – revolving credit facilities	271	—	376	—
Interest expense – mortgages and notes payable	29,615	29,670	59,086	59,434
Interest expense – other	469	7	469	9
Amortization of deferred financing costs (a)	6,229	860	10,130	1,712
Amortization of net losses related to interest rate swap	—	1,177	—	2,333
Amortization of debt discount(b)	2,968	3,342	5,929	3,759

Total interest expense	$39,552	$42,024	$75,990	$80,962

(a)	Includes $5.9 million and $9.5 million arising from financing commitments related to the proposed Merger for the three and six months ended June 30, 2013, respectively.
(b)	Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount.

Debt discount is amortized to interest expense using the effective interest method over the terms of the related notes. The financing costs related to the establishment of debt are deferred and amortized to interest expense using the effective interest method over the term of the related debt instrument. Unamortized financing costs totaled $11.6 million and $3.8 million at June 30, 2013 and December 31, 2012, respectively, and are included in deferred costs and other assets, net on the accompanying condensed consolidated balance sheets.

4. Debt

Secured Revolving Credit Facility

In September 2012, the Operating Partnership entered into a secured revolving credit facility (the “credit facility”) allowing borrowings of up to $100 million and providing for a maximum additional loan commitment of $50 million, subject to the satisfaction of specified requirements and obtaining additional commitments from lenders. The amount available to borrow under the credit facility, and the Company’s ability to request issuances of letters of credit, will be subject to the Operating Partnership’s maintenance of a minimum ratio of the total value of the unencumbered properties to the outstanding credit facility obligations of 1.75:1.00. Since entering into the credit facility and as of December 31, 2012, no borrowings were outstanding under the credit facility.

The initial term expires on September 25, 2015 and may be extended for an additional 12 months subject to the satisfaction of specified requirements. The credit facility bears interest, at the Company’s option, of either (i) the “Alternate Base Rate” (as defined in the credit agreement) plus 2.50% to 3.50%; or (ii) LIBOR plus 3.50% to 4.50%, depending on our leverage ratio. As of December 31, 2012 and until the first compliance certificate is delivered and approved, interest will be determined based on the highest leverage ratio. The Company is also required to pay a quarterly fee on the unused portion of the credit facility at a rate of between 0.30% and 0.40% per annum, based on percentage thresholds for the average daily unused balance during a fiscal quarter. For the year ended December 31, 2012, the Company paid non utilization fees of $0.1 million.

As a result of entering into the credit facility, the Company incurred costs of $2.3 million which have been deferred and are included in deferred costs and other assets, net on the accompanying consolidated balance sheet. These costs are being amortized to interest expense over the remaining initial term of the credit facility.

The Company’s ability to borrow under the credit facility is subject to the Operating Partnership’s ongoing compliance with a number of customary financial covenants, including:

•

a maximum total leverage ratio (defined as consolidated debt to consolidated earnings before interest, taxes, depreciation and amortization, or consolidated EBITDA) of 8.00:1.00 through and including the first fiscal quarter of 2014, 7.75:1.00 for the next four fiscal quarters and 7.50:1.00 thereafter;

•

a minimum total fixed charge coverage ratio (defined as consolidated EBITDA to consolidated fixed charges) of 1.35:1.00 through and including the first fiscal quarter of 2014, 1.40:1.00 for the next four fiscal quarters and 1.45:1.00 thereafter;

•

a minimum total facility interest coverage ratio (defined as consolidated EBITDA less total interest expense, payments of principal on, or amounts escrowed or held with respect to, non-recourse indebtedness and maintenance-related capital expenditures to total interest expense plus amortization payments due on recourse indebtedness) of 5.00:1.00 through and including the first fiscal quarter of 2013, 6.00:1.00 from the second fiscal quarter of 2013 through and including the first fiscal quarter of 2014, 7.00:1.00 from the second fiscal quarter of 2014 through and including the first fiscal quarter of 2015 and 8:00:1.00 thereafter; and

•

a minimum consolidated tangible net worth equal to at least 80% of the Company’s consolidated tangible net worth at the completion of the IPO plus 80% of the net proceeds of any additional issuances of common stock.

As of December 31, 2012, the Company was in compliance with all financial covenants on the Credit Facility.

Pursuant to the terms of the credit facility, our distributions may not exceed the greater of (1) 100% of our funds from operations (“FFO”) as defined or (2) the amount required for us to qualify and maintain our status as a REIT. If a default or event of default occurs and is continuing, we may be precluded from making certain distributions (other than those required to allow us to qualify and maintain our status as a REIT). Spirit Realty Capital guarantees the Operating Partnership’s obligations under the credit facility and, to the extent not prohibited by applicable law, all of our assets and the Operating Partnership’s assets, other than interests in subsidiaries that are contractually prohibited from being pledged, are pledged as collateral for obligations under the credit facility.

Term Note Payable

Prior to the completion of the IPO on September 25, 2012, the Company had $729 million principal balance outstanding of a variable-rate term note payable (the “Term Note”). The Company entered into various interest rate derivative products to hedge the risk of variability in cash flows which were accounted for as cash flow hedges (see Note 5). Pursuant to an amendment to the Term Note credit agreement, the principal balance was separated into two tranches: $399 million of term loan B (“TLB”) and $330 million of term loan C (“TLC”). Pursuant to a conversion agreement (the “Conversion Agreement”) entered into in connection with the amendment to the Term Note credit agreement, holders of TLC granted the Company the option to convert the TLC into our common stock in connection with a qualifying IPO (as defined in the Conversion Agreement). In exchange for this option, the Company paid a call premium fee of $6.6 million to the TLC lenders, which was recorded as debt discount. Additionally, the share settled call option was deemed an embedded derivative and its value reflected as a debt discount and a separate derivative liability. Upon separation and at each reporting period thereafter, the derivative liability was recorded at fair value with any changes in fair value reflected in earnings.

At the completion of the IPO, the Company issued 24.2 million shares of common stock to the TLC lenders at a conversion premium of 10.2%, and used a portion of the proceeds from the IPO to repay the $399 million TLB. As a result, the Company recognized a loss on debt extinguishment of $32.5 million included in other income (expense) and non-cash charges related to the derivative instruments of $8.7 million, of which $8.1 million is reflected in general and administrative expense and $0.6 million in interest expense for the year ended December 31, 2012. The fair value of the embedded derivative liability at the completion of the IPO was $6.6 million and reclassified into stockholders’ equity.

The interest rate on the Term Note was 3.78%, effective beginning on February 1, 2012, and was reset on August 1, 2012 to 3.44%, which remained in effect until the Term Note was extinguished on September 25, 2012.

At December 31, 2011, the rate on the Term Note was 3.43%. Beginning on February 1, 2011, the variable rate was consistently based on a six-month LIBOR rate and never exceeded 3.45% during 2011.

The Company was subject to various financial and nonfinancial covenants under the Term Note, including a minimum pro forma debt service coverage ratio and a maximum pro forma leverage ratio. At December 31, 2011 and through the date of extinguishment, the Company was in compliance with the covenants under the Term Note.

Mortgages and Notes Payable

The Company’s mortgages and notes payable are summarized below (dollars in thousands):

	Year Ended December 31,
	2012 Effective Rates(a)	2012	2011
Net-lease mortgage notes payable:
Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020	6.34%	$111,831	$123,364
Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020	6.56	258,300	258,300
Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021	6.58	245,614	252,817
Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022	6.49	321,650	327,367
Secured fixed-rate amortizing mortgage notes payable:
5.90% note, balloon due 2012(b)	11.99	7,755	7,817
6.25% note, balloon due 2013(c)	N/A	—	5,090
5.40% notes, balloons due 2014	7.41	31,165	31,837
5.26%–5.62% notes, balloons due 2015	6.98-7.41	102,766	104,927
5.04%–8.39% notes, balloons due 2016	6.29-9.76	38,652	39,354
6.59% notes, balloons due 2016	7.02-7.19	564,669	573,569
5.85% note, balloon due 2017	7.18	53,414	54,194
6.17% note, balloon due 2017	7.09	143,647	145,561
6.64% note, balloon due 2017	7.44	21,595	21,896
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016(d)(e)	4.59-5.17	16,851	10,497
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017(d)(e)	5.07	11,181	—
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017(e)	5.86	21,428	—
Unsecured fixed-rate promissory note, 7.00%, due 2021	10.01	1,571	1,690

		1,952,089	1,958,280
Unamortized debt discount		(57,211)	(56,869)

Total mortgages and notes payable		$1,894,878	$1,901,411

(a)	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of December 31, 2012.
(b)

This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender has provided the special purpose entity a notice of default and has communicated its intent to foreclose on the subject property. The default interest rate on the note is 9.90%.

(c)	This note had a scheduled maturity and balloon payment due in 2013, but was prepaid in the fourth quarter of 2012.
(d)	Maturity dates assume exercise of the Company’s two one-year extension options under the note agreements.
(e)	Variable-rate notes are hedged with an interest rate swap (see Note 5)

As of December 31, 2012, scheduled debt maturities of the Company’s mortgages and notes payable, including balloon payments, during the next five years and thereafter are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total(a)
2013	$43,517	$—	$43,517
2014	46,186	29,761	75,947
2015	47,248	96,587	143,835
2016	40,787	580,673	621,460
2017	34,634	233,547	268,181
Thereafter	115,893	675,501	791,394

	$328,265	$1,616,069	$1,944,334

Balloon payments subsequent to 2017 are as follows: $258.3 million due in 2020, $167.5 million due in 2021 and $249.7 million due in 2022.

(a)	The total excludes the note obligation of $7.8 million that was due in 2012 and referenced in footnote (b) above.

The following table summarizes interest expense on the related borrowings (in thousands):

	Year Ended December 31,
	2012	2011	2010
Interest expense – Term Note payable	$19,925	$26,631	$27,735
Interest expense – credit facility	108	—	—
Interest expense – mortgages and notes payable(a)	119,197	120,120	125,067
Interest expense – other	10	10	305
Amortization of deferred financing costs	2,819	3,599	4,728
Amortization of net losses related to interest rate swap	3,415	4,500	4,714
Amortization of debt discount(b)	10,746	14,483	9,951

Total interest expense	$156,220	$169,343	$172,500

(a)	Includes related hedge expense.
(b)

Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount. In the opinion of management, the impact of this adjustment is immaterial to the Company’s 2012 and 2011 results of operations.

Debt discount is amortized to interest expense using the effective interest method over the terms of the related notes. The financing costs related to the establishment of debt are deferred and amortized to interest expense using the effective interest method over the term of the related debt instrument. Unamortized financing costs totaled $3.8 million and $5.9 million at December 31, 2012 and December 31, 2011, respectively, and are included in deferred costs and other assets on the accompanying consolidated balance sheets.

In connection with the IPO, the Company sought lender consent for the IPO and other related transactions. In connection with obtaining these consents, the Company incurred consent fees, legal fees and other third-party expenses. These lender consent fees totaled $10.7 million and are recorded in debt discount and amortized to interest expense over the remaining term of the respective notes using the effective interest method. The related legal and other third-party expenses of $4.8 million were incurred during the year ended December 31, 2012 and are included in general and administrative expenses on the accompanying consolidated statements of operations. No such costs were incurred during 2011 and 2010.